Concentrations of Credit and Market Risk - Percentage of Revenues Earned from Customers (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales | Chevron | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	81.60%	77.10%	81.20%
Sales | Total | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage		22.90%	17.20%
Sales | Other | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	18.40%		1.60%
Percentage of Workforce Subject to Collective Bargaining Agreements | Labor Force Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	1.00%	1.00%